Note Payable (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	Future minimum note payments due are as follows:
Year Ended December 31,
2014	$6,504
2015	6,905
2016	2,972
Total minimum note payments	$16,381